STOCKHOLDERS’ EQUITY (Details Narrative)																																					1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 29, 2024 USD ($) shares	Apr. 24, 2024 USD ($) $ / shares shares	Apr. 16, 2024 USD ($) $ / shares shares	Apr. 15, 2024 USD ($) $ / shares shares	Apr. 02, 2024 USD ($) $ / shares shares	Mar. 26, 2024 USD ($) $ / shares shares	Mar. 22, 2024 USD ($) $ / shares shares	Mar. 20, 2024 USD ($) $ / shares shares	Feb. 16, 2024 USD ($) $ / shares shares	Feb. 05, 2024 USD ($) $ / shares shares	Feb. 02, 2024 USD ($) $ / shares shares	Feb. 01, 2024 USD ($) $ / shares shares	Jan. 12, 2024 USD ($) $ / shares shares	Jan. 02, 2024 USD ($) $ / shares shares	Dec. 29, 2023 USD ($) $ / shares shares	Dec. 18, 2023 USD ($) $ / shares shares	Nov. 11, 2023 USD ($) $ / shares shares	Oct. 16, 2023 USD ($) $ / shares shares	Oct. 04, 2023 USD ($) $ / shares shares	Sep. 21, 2023 shares	Sep. 20, 2023 USD ($) $ / shares shares	Sep. 02, 2023 USD ($) $ / shares shares	Aug. 15, 2023 USD ($) $ / shares shares	Jul. 20, 2023 USD ($) $ / shares shares	Jul. 11, 2023 USD ($) $ / shares shares	Jul. 10, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 23, 2023 USD ($) $ / shares shares	May 02, 2023 USD ($) $ / shares shares	May 01, 2023 USD ($) $ / shares shares	Apr. 20, 2023 USD ($) $ / shares shares	Oct. 17, 2022 $ / shares shares	Jul. 11, 2022 USD ($) $ / shares shares	Jul. 11, 2022 USD ($) $ / shares	Apr. 28, 2022 USD ($) $ / shares shares	Jan. 28, 2022 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Apr. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 31, 2022 USD ($) $ / shares shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares	Apr. 30, 2024 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Apr. 26, 2024 $ / shares	Feb. 26, 2024 $ / shares	Oct. 31, 2021 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																		$ 0.27
Stock issued value during period for services																																											$ 95,200		$ 366,659
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.63	$ 0.17		$ 0.10		$ 0.13			$ 0.24	$ 0.29		$ 0.31	$ 0.34
Debt Conversion, Converted Instrument, Amount				$ 221,449								$ 574,779
Debt Conversion, Converted Instrument, Rate		100.00%
Grant date value																																												$ 372,000	$ 372,000	$ 60,000
Expected term																																											5 years		5 years
Expected volatility rate																																											137.10%		137.10%
Expected dividend rate																																											0.00%		0.00%
Options exercise price | $ / shares																																													$ 1.12
Aggregate authorized shares | shares																																													500,000,000
Common stock, shares authorized | shares																																									490,000,000		490,000,000		490,000,000	490,000,000
Common stock, par value | $ / shares																																									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized | shares																																									10,000,000		10,000,000		10,000,000	10,000,000
Preferred stock, par value | $ / shares																																									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Stock based compensation																																									$ 504,912	$ 70,228	$ 912,530	110,985	$ 1,044,261	$ 6,202
Share based compensation, unrecognized expense																																													267,659
Gross proceeds																																												372,000	738,659	60,543
Resale amendment agreement, description																											the Company issued a Form S-1/A, which registered for resale (i) up to 3,149,314 shares of common stock, par value $0.0001 per share which the selling stockholders may acquire upon the exercise of outstanding common warrants and (ii) up to 500,000 shares of common stock, which the selling stockholders may acquire upon the exercise of outstanding pre-funded warrants. Such warrants were issued to the selling stockholders in connection with securities purchase agreements entered into on January 28, 2022 and September 20, 2022. The Company recorded 699,848 shares of common stock that are not exercised but registered in accordance with their common warrant agreements and 500,000 shares of common stock that are not exercised but registered in accordance with their pre-funded warrant agreements upon the filing of this Form S-1/A
Number of shares grant | shares																		1,000,000
Number of shares granted fair value																		$ 271,000
Vesting period																		The restricted stock grant vests over a period of two years, with 25% of the shares of restricted stock vesting six months after the Peterson Employment Agreement Effective Date, and the remainder vesting in equal tranches on each of the 12-, 18-, and 24-month anniversary dates of the Peterson Employment Agreement
Stock based compensation																																													3,341
Warrants expiration term																																								3 years
New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate of warrants | shares																					451,831					2,449,466
Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate of warrants | shares																					559,878					1,959,573
2022 Equity Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation																																													440,219	$ 0
Share based compensation, unrecognized expense																																													$ 1,064,781
GPL Ventures LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																																			$ 0.29
Issuance of common stock for cash net, shares | shares																																			4,500,000
Grant date value																																			$ 1,322,933
Common stock, par value | $ / shares																																			$ 0.0001
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares																																						375,000
Debt instrument, principal amount																																						$ 4,500,000				$ 4,500,000		$ 4,500,000
Common stock par value | $ / shares																																						$ 3.00				$ 3.00		$ 3.00
Gross proceeds																																						$ 6,000,000
Number of shares sold | shares																															2,000,000							2,000,000
Sale of stock, price per share | $ / shares																															$ 3.00							$ 3.00				$ 3.00		$ 3.00
Percentage of outstanding principal balance																																						25.00%				25.00%		25.00%
Percentage of public offering price																																							110.00%
Over-Allotment Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercise price | $ / shares																															$ 3.30								$ 3.30
Shares issued warrants to purchase | shares																															100,000								100,000
Percentage of public offering price																															110.00%
Measurement Input, Share Price [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares															0.31						$ 0.57					$ 1.53
Measurement Input, Share Price [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares															0.31						0.57					1.43
Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input																																								50
Measurement Input, Exercise Price [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares															0.50						0.11					0.80
Measurement Input, Exercise Price [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares															$ 1.20						$ 1.03					$ 1.03
Measurement Input, Expected Term [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term															5 years						3 years					3 years
Measurement Input, Expected Term [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term															5 years						3 years					3 years
Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input																																								92
Measurement Input, Option Volatility [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility rate															137.10%						148.00%					136.00%
Measurement Input, Option Volatility [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility rate															137.10%						148.00%					136.00%
Measurement Input, Expected Dividend Rate [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend rate															0.00%						0.00%					0.00%
Measurement Input, Expected Dividend Rate [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend rate															0.00%						0.00%					0.00%
Measurement Input, Discount Rate [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input															3.84						4.82					4.54
Measurement Input, Discount Rate [Member] | Original Issue Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant measurement input															3.84						4.82					4.54
Second Tranche [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares										$ 0.18	$ 0.17
Debt Conversion, Converted Instrument, Amount										$ 339,334	$ 323,094
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options exercise price | $ / shares																																									$ 0.52		$ 0.52		$ 0.52
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares																														700,000
Grant date value																														$ 1,505,000
Common stock par value | $ / shares																														$ 2.15
Stock based compensation																																									$ 41,364		$ 177,259		$ 96,016	$ 0
Share based compensation, unrecognized expense																																													177,259
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued | shares					5,149,997		858,333		858,333	1,888,334	1,888,333	1,839,286	367,858		367,858	367,858
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.63	$ 0.17		$ 0.10		$ 0.13			$ 0.24	$ 0.29		$ 0.31	$ 0.34
Debt conversion converted instrument value issued													$ 105,575		$ 114,036	$ 125,072
Cash payments made to investor					$ 32,247								49,935		35,837	36,698
Gain (Loss) on Extinguishment of Debt					131,165		$ 180,566		$ 20,547			$ 391,447	30,510		24,873	36,770
Debt Conversion, Converted Instrument, Amount				$ 221,449								$ 574,779	128,750		128,750	128,750
Issuance of common stock for cash net, shares | shares				351,507								2,395,911
Debt instrument, principal amount													$ 125,000		$ 125,000	125,000
Debt Conversion, Converted Instrument, Rate													103.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt instrument, principal amount																			$ 3,500,000
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares														$ 0.32					$ 0.55
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares														$ 0.50					$ 1.20
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term														5 years					5 years
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility rate														137.10%					137.10%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend rate														0.00%					0.00%
Convertible Notes Payable [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Measurement Input														3.93					4.72
Convertible Notes Payable [Member] | Second Tranche [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Gain (Loss) on Extinguishment of Debt										$ 64,334	$ 48,094
Debt Conversion, Converted Instrument, Amount										283,250	283,250
Debt instrument, principal amount										$ 275,000	$ 275,000
Debt Conversion, Converted Instrument, Rate										103.00%
Convertible Notes Payable [Member] | Second Tranche [Member] | October 2023 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares															$ 1.20
Convertible Notes Payable [Member] | Second Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares														$ 0.32	0.32
Convertible Notes Payable [Member] | Second Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares														$ 0.50	$ 0.55
Convertible Notes Payable [Member] | Second Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term														5 years	5 years
Convertible Notes Payable [Member] | Second Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility rate														137.10%	137.10%
Convertible Notes Payable [Member] | Second Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend rate														0.00%	0.00%
Convertible Notes Payable [Member] | Second Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Measurement Input														3.93	3.93
Convertible Notes Payable [Member] | First Tranche [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Amount					772,500		128,750		128,750			$ 643,750
Debt instrument, principal amount					$ 750,000		125,000		125,000			625,000
Debt Conversion, Converted Instrument, Rate					103.00%
Convertible Notes Payable [Member] | First Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Share Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares															$ 0.55
Convertible Notes Payable [Member] | First Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Exercise Price [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price | $ / shares															$ 1.32
Convertible Notes Payable [Member] | First Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Expected Term [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected term															5 years
Convertible Notes Payable [Member] | First Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Option Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected volatility rate															137.10%
Convertible Notes Payable [Member] | First Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Expected dividend rate															0.00%
Convertible Notes Payable [Member] | First Tranche [Member] | October 2023 SPA [Member] | Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Measurement Input															4.72
Convertible Notes Payable One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Amount					$ 881,165		$ 84,117		$ 113,300			$ 441,428	$ 105,575		$ 114,036	$ 125,072
April Two Thousand Twenty Four Debt Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.49																																							$ 0.25		$ 0.25
Issuance of common stock for cash net, shares | shares		750,000
Debt instrument, principal amount		$ 720,000																																							$ 800,000		$ 800,000
Senior Secured Convertible Promissory Note [Member] | October 2023 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																			$ 1.20
Debt instrument, principal amount																			$ 2,000,000
Aggregate of warrants | shares														445,564					866,702
Warrants Not Settleable in Cash, Fair Value Disclosure														$ 98,708					$ 332,630
Warrants exercise price | $ / shares																			$ 1.20
Senior Secured Convertible Promissory Note [Member] | Second Tranche [Member] | October 2023 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate of warrants | shares														445,564	55,000
Warrants Not Settleable in Cash, Fair Value Disclosure														$ 98,708	$ 14,753
Senior Secured Convertible Promissory Note [Member] | First Tranche [Member] | October 2023 SPA [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate of warrants | shares															83,333
Warrants Not Settleable in Cash, Fair Value Disclosure															$ 38,029
Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued value during period for services																									$ 121,000			$ 88,000	$ 52,500
Stock based compensation																															$ 25,000
Consultants [Member] | Marketing Services Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period for services | shares	600,000					1,000,000		100,000
Share price | $ / shares						$ 0.37		$ 0.11																																							$ 0.37
Stock issued value during period for services	$ 220,800					$ 368,000		$ 10,500
Marketing Expense						$ 100,000
Consultants [Member] | Marketing Services Agreement [Member] | Forecast [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Marketing Expense																																					$ 10,000
Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Conversion, Converted Instrument, Amount																																				$ 9,000,000
Common stock par value | $ / shares																																$ 0.29				$ 0.29
Investors [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																																				$ 2.05
Debt instrument, principal amount																																				$ 4,500,000
Common stock par value | $ / shares																																				$ 3.00
Investors [Member] | April Two Thousand Twenty Four Debt Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.40	$ 0.49
Issuance of common stock for cash net, shares | shares		750,000	750,000
Grant date value		$ 301,500	$ 366,000
Consultant [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares																							120,000
Options exercise price | $ / shares																							$ 0.52
Number of options vesting period																							24 months
Number of options granted fair value																							$ 55,711
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation																																		$ 50,000
Director [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																																	$ 0.29	$ 0.29
Issuance of common stock for cash net, shares | shares																																	60,000
Grant date value																																	$ 300,000
Common stock par value | $ / shares																																	$ 0.0001	$ 0.0001
Total fair value																																	$ 88,200
Stock based compensation																																													88,200	$ 0
Share based compensation, unrecognized expense																																													0
Executives [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares																																1,100,000														1,100,000
Grant date value																																														$ 323,400
Stock based compensation																																													161,700	6,202
Share based compensation, unrecognized expense																																													155,498
Mr Frank Ingriselli [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares																								200,000
Grant date value																								$ 213,000
Common stock par value | $ / shares																								$ 1.07
Four Outside Director [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																						$ 0.64
Issuance of common stock for cash net, shares | shares																						425,000
Grant date value																						$ 273,275
Common stock par value | $ / shares																						$ 0.0001
Stock based compensation																																													96,016	$ 0
Share based compensation, unrecognized expense																																													$ 177,259
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period for services | shares																	200,000								100,000			100,000	25,000														200,000		285,500
Stock issued value during period for services																																											$ 20		$ 29
Issuance of common stock for cash net, shares | shares																															12,500								400,000					400,000	400,000	10,000
Grant date value																																												$ 40	$ 40	$ 1
Common stock, par value | $ / shares																									$ 0.0001			$ 0.0001	$ 0.0001										$ 0.0001
Common stock par value | $ / shares																									$ 1.21			$ 0.88	$ 2.10		$ 2.00								$ 1.00
Gross proceeds																																							$ 400,000
Common Stock [Member] | Two Accredited Investors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued | shares																																							400,000
Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares																						425,000
Grant date value																						$ 273,275
Common stock, par value | $ / shares																						$ 0.0001
Common stock par value | $ / shares																						$ 0.64
Common Stock [Member] | Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares				351,507								2,395,511
Common Stock [Member] | April Two Thousand Twenty Four Debt Financing [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 0.40
Common Stock [Member] | Vendor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period for services | shares																	200,000
Share price | $ / shares																	$ 0.48
Stock issued value during period for services																	$ 95,200
Common Stock [Member] | Consultants [Member] | Marketing Services Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Marketing Expense	$ 30,000
Common Stock [Member] | Marcum LLP [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock for cash net, shares | shares																											48,000
Grant date value																											$ 80,159
Common stock, par value | $ / shares																											$ 0.0001
Common stock par value | $ / shares																											$ 1.67
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price | $ / shares																															$ 3.30
Issuance of common stock for cash net, shares | shares																				451,831											100,000
Aggregate of warrants | shares																																								2,519,451
Equity fair value																																				$ 994,091				$ 994,091
Warrants expiration term																																								3 years
Warrants exercise price | $ / shares																										$ 0.80														$ 1.03
Warrant exercise price, description																					(i) reduce the exercise price of the warrant from an exercise price of $1.03 per share to $0.11 per share and (ii) add a customary cashless exercise provision to the warrant.					i) the exercise price was reduced from $1.03 to $0.80 and ii) the number of warrants was increased by a factor of 1.25 or 489,893 warrants in order to induce full, immediate exercise.
Net of equity issuance costs																										$ 146,938
Proceeds from issuance of warrants																										1,812,635
Warrant [Member] | New Modified Terms [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net of equity issuance costs															$ 100,000						$ 1,000					$ 300,000
Warrant [Member] | Investors [Member] | IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant exercisable, rate																																								50